TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION
22.	TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, Ascendium, OMS and Proton BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. and does not conduct any substantive operations of its own.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own. No provision for Singapore profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year ended December 31, 2011. In addition, upon payments of dividends by China Medstar to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

CMS Holdings, Cyber and King Cheers are incorporated in Hong Kong and do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year ended December 31, 2011. In addition, upon payment of dividends by CMS Holdings and Cyber to their shareholders, no Hong Kong withholding tax will be imposed.

China

In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which was effective on January 1, 2008. The New EIT Law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The new law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the new tax law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. Based on the transitional rule, certain categories of enterprises, including the foreign invested enterprise located in Shenzhen Special Economic Zone and Pudong New District, which previously enjoyed a preferential tax rate of 15% are eligible for a five-year transition period during which the income tax rate will be gradually increased to the unified rate of 25%. Specifically, the applicable rates for AMS and MSC would be 22%, 24% and 25% for 2010, 2011, 2012 and thereafter, respectively.

AMS and MSC have accounted for their current and deferred income tax based on the five-year transitional tax rates, as applicable.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor’s tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate.

In general, the PRC tax authorities have up to five years to conduct examinations of the PRC entities’ tax filings. Accordingly, the PRC entities’ tax years from 2006 to 2010 remain subject to examination by the tax authorities.

Income before income taxes consists of:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Non – PRC	(2,044)	(25,256)	(31,701)	(5,037)
PRC	163,267	200,047	(133,331)	(21,184)

	161,223	174,791	(165,032)	(26,221)

The current and deferred components of the income tax expense/(benefit) appearing in the consolidated statements of operations are as follows:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Current tax expense	38,726	47,507	57,371	9,116
Deferred tax benefit	(2,330)	(3,634)	(11,051)	(1,756)

	36,396	43,873	46,320	7,360

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Income before income taxes	161,223	174,791	(165,032)	(26,221)
Income tax computed at the statutory tax rate of 25%)	40,306	43,698	(41,258)	(6,555)
Effect of different tax rates in different jurisdictions	457	6,298	7,809	1,241
Goodwill impairment	-	-	75,041	11,923
Non-deductible expenses	1,101	1,483	1,839	292
Effect of preferential tax rate	(7,910)	(5,695)	(1,699)	(270)
Effect of tax rate changes	275	141	(168)	(27)
Interests and penalties on unrecognized tax positions	2,167	(2,052)	4,756	756
	36,396	43,873	46,320	7,360

Reconciliation of accrued unrecognized tax positions is as follows:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Balance at beginning of year	12,905	14,054	16,576	2,634
Additions based on tax positions related to the current year	1,217	2,613	10,638	1,690
Addition arising from business acquisitions	-	-	-	-
Decrease related to prior year tax position	(68)	(91)	(10,921)	(1,735)

Balance at end of year	14,054	16,576	16,293	2,589

The Group has recorded an unrecognized tax positions of approximately RMB16,576 and RMB16,293 (US$2,589) in 2010 and 2011, respectively, which is included in the account of “Accrued expenses and other liabilities”. At December 31, 2010 and 2011, RMB11,202 and RMB12,235 (US$1,944), respectively, would impact the effective tax rate, if recognized in connection with the normal tax return preparation. Included in the balance at December 31, 2010 and 2011 are approximately RMB5,374 and RMB4,058 (US$645), respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

It is possible that the amount of unrecognized tax positions will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

The bases for interest and penalties are of 0.05% per day and 50% respectively of the relevant income tax liabilities. The Company recognized an increase (decrease) amounting to RMB2,167, RMB(1,960), RMB4,756 (US$756) in interest and penalties during the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2010 and 2011, the Company recognized RMB7,879 and RMB12,636 (US$2,007), respectively of interest and penalties.

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

The aggregate amount	7,910	5,695	1,699	270
The aggregate effect on basic and diluted earnings per share:
-Basic	0.11	0.04	0.01	-
-Diluted	0.11	0.04	0.01	-

The components of deferred taxes are as follows:

	As at December 31,
	2010	2011	2011
	RMB	RMB	US$

Deferred tax assets, current portion
Accrued expenses	696	669	106
Accounts receivable	-	648	103
Allowance for doubtful accounts	817	4,064	646
Deferred revenue	1,704	1,824	290
Excessive education fee	-	73	11
Revenue generated from direct financing leases	128	-	-
	3,345	7,278	1,156

Deferred tax liability, current portion
Revenue generated from direct financing leases	-	(139)	(22)
Deferred costs	(1,841)	(1,550)	(246)
	(1,841)	(1,689)	(268)

Deferred tax assets, current portion, net*	1,504	5,589	888

Deferred tax assets, non-current portion
Property, plant and equipment	46,748	42,225	6,709
Deposit for PPE	-	5,548	881
Net operating loss	-	795	126
Intangible assets	352	308	49
Deferred revenue, non-current portion	832	837	133
Long term receivables	432	432	69
Others	2,391	1,659	264
	50,755	51,804	8,231

Deferred tax liabilities, non-current portion
Deferred costs	(5,304)	(4,636)	(737)
Intangible assets	(12,529)	(12,364)	(1,964)
Property, plant and equipment	(38,505)	(32,787)	(5,209)
	(56,338)	(49,787)	(7,910)

Deferred tax assets, non-current portion, net **	21,869	20,866	3,315
Deferred tax liabilities, non-current portion, net **	(27,452)	(18,850)	(2,995)

*	As at December 31, 2010 and 2011, deferred tax assets, current portion of approximately RMB1,841 and RMB1,689 (US$268) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

**	As at December 31, 2010 and 2011, deferred tax assets, non-current portion of approximately RMB28,886 and RMB30,937 (US$4,915) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution at December 31, 2011 are considered to be indefinitely reinvested under ASC 740, Income Taxes, and accordingly, no provision has been made for taxes that would be payable upon the distribution of those amounts to any entity within the Group outside the PRC. Unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries were not recorded because the determination of that amount is not practicable.

The Group does not have any present plan to pay any cash dividends from the PRC subsidiaries in the foreseeable future. It intends to retain most of its available funds and any future earnings on its PRC subsidiaries for use in the operation and expansion of its business. As of December 31, 2011, the PRC subsidiaries have not declared any dividends to its holding companies. Dividends paid to shareholders in 2011 were from funds held by the Group's offshore holding companies.

Business taxes

Generally revenue earned from the provision of leasing and management services is subject to 5% business tax regulations promulgated by the State Council of the PRC. According to Guoshuihan [1999] No. 3402 issued by State Administration of Tax (the “SAT”), the revenue generated from certain qualified profit sharing cooperation arrangements, which is treated as investment income under existing PRC tax regulation is not subject to business taxes. One of the Group’s subsidiaries has not recorded any business taxes on certain of its leasing and management services on the basis that revenue generated from these profit sharing cooperation arrangements with hospitals are not subject to business taxes. Based on the above, management believes that it is not probable the SAT will challenge this subsidiary’s position that it’s not subject to business tax for those profit sharing cooperation arrangements.